Class A Common Stock Subject to Possible Redemption (Details) - USD ($)	Jun. 26, 2023	Dec. 08, 2022	Dec. 02, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Class A Common Stock Subject to Possible Redemption (Details) [Line Items]
Notes payable				$ 1,800,000	$ 1,800,000
Related Party [Member]
Class A Common Stock Subject to Possible Redemption (Details) [Line Items]
Notes payable					$ 900,000
Common Class A [Member]
Class A Common Stock Subject to Possible Redemption (Details) [Line Items]
Common stock, shares authorized				100,000,000	100,000,000	100,000,000
Common stock par value (in Dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001
Common stock, subject to possible redemption, shares	3,329,638	5,076,777		3,329,638	5,076,777	23,000,000
Temperory equity shares during the period shares	1,747,139	17,923,223	17,923,223
Temporary equity per share				$ 10.55
Temporary equity share outstanding				1,747,139